KEELEY FUNDS, INC.

111 WEST JACKSON BLVD

SUITE 810

CHICAGO, IL 60604

February 1, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Keeley Funds, Inc.

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Keeley Funds, Inc. (the “Company”) certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Company’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Company’s registration statement was filed with the Commission via EDGAR on January 28, 2013.

Very truly yours,

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President